Financial Instruments - Summary of Partnership's Financing Receivables (Detail) (Payment activity [Member], Performing [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 22,458	$ 27,567